245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 14, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Freedom Income Fund

Fidelity Freedom 2005 Fund

Fidelity Freedom 2010 Fund

Fidelity Freedom 2015 Fund

Fidelity Freedom 2020 Fund

Fidelity Freedom 2025 Fund

Fidelity Freedom 2030 Fund

Fidelity Freedom 2035 Fund

Fidelity Freedom 2040 Fund

Fidelity Freedom 2045 Fund

Fidelity Freedom 2050 Fund

Fidelity Freedom 2055 Fund

Fidelity Freedom 2060 Fund

Fidelity Advisor Freedom Income Fund

Fidelity Advisor Freedom 2005 Fund

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom 2055 Fund

Fidelity Advisor Freedom 2060 Fund

Fidelity Flex Freedom Income Fund

Fidelity Flex Freedom 2005 Fund

Fidelity Flex Freedom 2010 Fund

Fidelity Flex Freedom 2015 Fund

Fidelity Flex Freedom 2020 Fund

Fidelity Flex Freedom 2025 Fund

Fidelity Flex Freedom 2030 Fund

Fidelity Flex Freedom 2035 Fund

Fidelity Flex Freedom 2040 Fund

Fidelity Flex Freedom 2045 Fund

Fidelity Flex Freedom 2050 Fund

Fidelity Flex Freedom 2055 Fund

Fidelity Flex Freedom 2060 Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust